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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 333-33978)                                        [X]

         Pre- Effective Amendment No.                           [ ]
                                      ----

         Post-Effective Amendment No.   11                      [X]
                                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940  (No. 811-9885)                                [X]

         Amendment No.   12                                     [X]
                       -----

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
Address of Principal Executive Offices    (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                --------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]  on April 17, 2003 pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485 on
              (date)
         [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment (Post-Effective Amendment No. 9)


--------------------------------------------------------------------------------

                                EXPLANATORY NOTE
        Designation Of New Effective Date For Previously Filed Amendment

Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a)(2) on January 3, 2003 (the "Amendment") and pursuant to that paragraph would become effective on March 21, 2003.

This Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 17, 2003 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 11 incorporates by reference the information contained in Parts A, B and C of the Amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 19th of March, 2003.

                                         JANUS ADVISER SERIES


                                         By: /s/ Loren M. Starr
                                             -----------------------------------
                                             Loren M. Starr, President and Chief
                                             Executive Officer


         Janus Adviser Series is organized under a Trust Instrument dated March 22, 2000 under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title                                   Date
---------                                          -----                                   ----
/s/ Loren M. Starr                                 President and Chief Executive Officer   March 19, 2003
------------------------------------               (Principal Executive Officer)
Loren M. Starr


/s/ Anita E. Falicia                               Vice President, Chief Financial         March 19, 2003
------------------------------------               Officer and Treasurer
Anita E. Falicia                                   (Principal Financial Officer and
                                                   Principal Accounting Officer)

Signature                                          Title                                   Date
---------                                          -----                                   ----
Thomas H. Bailey*                                  Trustee                                 March 19, 2003
------------------------------------
Thomas H. Bailey

William F. McCalpin*                               Trustee                                 March 19, 2003
------------------------------------
William F. McCalpin

John W. McCarter, Jr.*                             Trustee                                 March 19, 2003
------------------------------------
John W. McCarter, Jr.

Dennis B. Mullen*                                  Trustee                                 March 19, 2003
------------------------------------
Dennis B. Mullen

James T. Rothe*                                    Trustee                                 March 19, 2003
------------------------------------
James T. Rothe

William D. Stewart*                                Trustee                                 March 19, 2003
------------------------------------
William D. Stewart

Martin H. Waldinger*                               Trustee                                 March 19, 2003
------------------------------------
Martin H. Waldinger

/s/ Thomas A. Early
------------------------------------
*By  Thomas A. Early
     Attorney-in-Fact